Net Earnings (Loss) Per Share (Tables)	8 Months Ended
Jan. 07, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share of common stock	The following tables provide the calculation of basic and diluted net earnings (loss) per share of common stock for the twelve and thirty-six weeks ended January 7, 2024 and January 1, 2023:

	Twelve Weeks Ended		Thirty-Six Weeks Ended
	January 7, 2024	January 1, 2023	January 7, 2024	January 1, 2023
Numerator:
Net income (loss)	12,248	(392)	1,919	1,253
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(350)	—	(878)	—
Change in redemption amount of redeemable convertible preferred stock	—	—	(1,423)	—
Net income (loss) attributable to common stockholders	11,898	(392)	(382)	1,253
Earnings allocated to participating securities	(6,419)	—	—	—
Net income (loss) available to common stockholders, basic	5,479	(392)	(382)	1,253
Earnings allocated to participating securities	6,419	—	—	—
Impact of assumed conversions	361	—	—	33
Net income (loss) available to common stockholders, diluted	12,259	(392)	(382)	1,286

Denominator:
Weighted average common shares outstanding, basic	15,784,141	11,408,369	13,324,330	11,404,578
Dilutive awards outstanding	21,276,865	—	—	20,288,299
Weighted average common shares outstanding, diluted	37,061,006	11,408,369	13,324,330	31,692,877

Earnings (loss) per share:
Basic	$0.35	$(0.03)	$(0.03)	$0.11
Diluted	$0.33	(0.03)	(0.03)	$0.04
The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 30, 2023, April 24, 2022, and April 25, 2021:

	April 30, 2023(1)	April 24, 2022(1)	April 25, 2021(1)
Net loss on which basic and diluted earnings per share is $ calculated	$(7,525)	$(9,917)	$(29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated	11,480	11,292	11,237
Basic loss per share	(0.66)	(0.88)	(2.67)
Diluted loss per share	(0.66)	(0.88)	(2.67)
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(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).